Equity-based Compensation - Schedule of RSU Activity (Detail) - RSUs	6 Months Ended
Jun. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Granted | shares	4,630,884
Number of RSUs, Forfeited or cancelled | shares	(1,072)
Number of RSUs, Balance at end of period | shares	4,629,812
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 21.41
Forfeited or cancelled, Weighted Average Grant Date Fair Value | $ / shares	23.00
Balance at end of period, Weighted Average Grant Date Fair Value | $ / shares	$ 21.41